3. Furniture and Equipment (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Property and Equipment - gross	$ 167,172	$ 149,830
Less: Accumulated Depreciation	(39,651)	(17,221)
Property and Equipment - net	127,521	132,609
Office Equipment
Property and Equipment - gross	136,611	120,759
Furniture and Fixtures
Property and Equipment - gross	$ 29,071	$ 30,561